Summary of Significant Accounting Policies Changes in Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Comprehensive income	$ 591.1	$ 130.5	$ 141.6
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Comprehensive income	614.2	123.8	140.9
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Comprehensive income	$ (23.1)	$ 6.7	$ 0.7